Fees Summary	Sep. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,127,000
Previously Paid Amount	0.00
Total Fee Amount	166.35
Total Offset Amount	0.00
Net Fee	166.35
Narrative - Max Aggregate Offering Price	$ 1,127,000
Final Prospectus	true